Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of contract liabilities
2023 (excluding the six months ended June 30, 2023)	$ (68)
Total	$ (68)	$ (651)	$ (2,169)